FINANCIAL INSTRUMENTS - Concentrations of Risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Newbuildings
Supplier Concentration Risk [Member] | Sales revenue, services, net
Concentration of risks:
Number of newbuildings	13
Supplier Concentration Risk [Member] | Sales revenue, services, net | Samsung
Concentration of risks:
Number of newbuildings	11
Supplier Concentration Risk [Member] | Sales revenue, services, net | Hyundai
Concentration of risks:
Number of newbuildings	2
Golar LNG Partners
Concentration of risks:
Investments, ownership percentage	54.10%
Aggregate ownership interest	906.1
Golar LNG Partners | Vessels and equipment
Concentration of risks:
Vessels operated by affiliate	7